Stock Options (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Options Outstanding [Member]
Weighted average remaining contractual life (years)	6 years 9 months 18 days	6 years 9 months 18 days
Number of warrants outstanding	83,133,001	83,133,001
Weighted average exercise price	$ 0.03704	$ 0.03704
Option Exercisable [Member]
Weighted average exercise price	$ 0.0274	$ 0.0274
Weighted average remaining contractual life (years)	6 years 9 months 18 days	6 years 9 months 18 days
Number of warrants exercisable	53,433,547	20,236,826
Exercise Prices [Member] | Options Outstanding [Member]
Weighted average exercise price	$ 1,121,250,000	$ 1,121,250,000
Weighted average remaining contractual life (years)	2 years	2 years
Number of warrants outstanding	1	1
Exercise Prices [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 1,121,250,000	$ 1,121,250,000
Weighted average remaining contractual life (years)	1 year	1 year
Number of warrants exercisable	1	1
Exercise Prices Two [Member] | Options Outstanding [Member]
Weighted average remaining contractual life (years)	6 years	6 years
Number of warrants outstanding	392,000	392,000
Weighted average exercise price	$ 3.125	$ 3.125
Exercise Prices Two [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 3.125	$ 3.125
Weighted average remaining contractual life (years)	5 years	5 years
Number of warrants exercisable	392,000	392,000
Exercise Prices Three [Member] | Options Outstanding [Member]
Weighted average remaining contractual life (years)	9 years	9 years
Number of warrants outstanding	115,000	115,000
Weighted average exercise price	$ 2.05	$ 2.05
Exercise Prices Three [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 2.05	$ 2.05
Weighted average remaining contractual life (years)	8 years	8 years
Number of warrants exercisable	115,000	115,000
Exercise Prices Four [Member] | Options Outstanding [Member]
Weighted average exercise price	$ 0.0375	$ 0.0375
Weighted average remaining contractual life (years)	10 years	10 years
Number of warrants outstanding	65,000,000	65,000,000
Exercise Prices Four [Member] | Option Exercisable [Member]
Weighted average exercise price	$ 0.0375	$ 0.0375
Weighted average remaining contractual life (years)	10 years	10 years
Number of warrants exercisable	36,748,634	3,551,913
Exercise Prices One [Member] | Options Outstanding [Member]
Weighted average remaining contractual life (years)	7 years	7 years
Number of warrants outstanding	126,000	126,000
Weighted average exercise price	$ 2.85	$ 2.85
Exercise Prices One [Member] | Option Exercisable [Member]
Weighted average remaining contractual life (years)	6 years	6 years
Number of warrants exercisable	126,000	126,000
Weighted average exercise price	$ 2.85	$ 2.85
Exercise Prices Five [Member] | Options Outstanding [Member]
Weighted average exercise price	$ 0.005	$ 0.005
Weighted average remaining contractual life (years)	10 years	10 years
Number of warrants exercisable	17,500,000	17,500,000
Exercise Prices Five [Member] | Option Exercisable [Member]
Weighted average remaining contractual life (years)	10 years	10 years
Number of warrants outstanding	16,051,912	16,051,912
Weighted average exercise price	$ 0.005	$ 0.005